Convertible debentures (Schedule of detailed information about USD denominated debentures with equity components and CDN denominated debentures with embedded derivatives) (Details)	12 Months Ended
	Oct. 31, 2020 CAD ($) shares	Oct. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2019 CAD ($) shares	Oct. 31, 2019 USD ($) $ / shares shares
Consolidated Statements of Financial Position
Convertible debentures		$ 3,081,518		$ 2,599,074
Derivative liability		533,562		765,425
Equity component of convertible debentures		23,952		50,147
USD denominated debentures with equity components [Member]
Loan Principal
Opening balance		931,000		931,000
Issuance during the year		185,200		0
Conversion		(20,000)		0
Outstanding at year-end		$ 1,096,200		931,000
Terms of Loan
Effective annual interest rate		24.00%
Consolidated Statements of Financial Position
Carrying value of loan principal		$ 1,083,375		906,993
Interest payable		151,387		18,661
Convertible debentures		1,234,762		925,654
Derivative liability		0		0
Equity component of convertible debentures		23,952		50,147
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense		37,934		118,749
Interest expense		194,091		191,001
Gain on revaluation of derivative liabilities		0		0
Loss on conversion of convertible debentures		0		0
Loss (gain) on extinguishment of convertible debentures		0		0
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares		20,000		0
Amount of interest converted to common shares		$ 447		$ 0
Number of common shares issued on conversion of convertible debentures | shares	511,175	511,175	0	0
Consolidated Statements of Cash Flows
Amount of principal repaid in cash		$ 0		$ 0
Amount of interest repaid in cash		$ 60,918		$ 187,440
USD denominated debentures with equity components [Member] | Minimum [Member]
Terms of Loan
Annual interest rate	12.00%	12.00%	12.00%	12.00%
Effective annual interest rate				24.00%
Conversion price to common shares | $ / shares		$ 0.03		$ 0.04
Remaining life (in months)	1 month	1 month	1 month	1 month
USD denominated debentures with equity components [Member] | Maximum [Member]
Terms of Loan
Annual interest rate	24.00%	24.00%	24.00%	24.00%
Effective annual interest rate				36.00%
Conversion price to common shares | $ / shares		$ 0.07		$ 0.07
Remaining life (in months)	9 months	9 months	6 months	6 months
CDN denominated debentures with embedded derivatives [Member]
Loan Principal
Opening balance	$ 2,271,017		$ 2,234,294
Issuance during the year	17,052		165,266
Conversion	(158,364)		(128,543)
Outstanding at year-end	$ 2,129,705		$ 2,271,017
Consolidated Statements of Financial Position
Carrying value of loan principal		$ 1,403,787		$ 1,464,416
Interest payable		243,170		121,444
Convertible debentures		1,646,957		1,585,860
Derivative liability		197,270		204,366
Equity component of convertible debentures		0		0
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense		723,641		914,780
Interest expense		215,923		229,673
Gain on revaluation of derivative liabilities		(590,625)		(846,401)
Loss on conversion of convertible debentures		0		0
Loss (gain) on extinguishment of convertible debentures		(10,919)		(2,865)
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares		35,000		0
Amount of interest converted to common shares		$ 1,168		$ 0
Number of common shares issued on conversion of convertible debentures | shares	731,440	731,440	0	0
Consolidated Statements of Cash Flows
Amount of principal repaid in cash		$ 93,721		$ 96,598
Amount of interest repaid in cash		$ 93,005		$ 159,801
CDN denominated debentures with embedded derivatives [Member] | Minimum [Member]
Terms of Loan
Annual interest rate	12.00%	12.00%	12.00%	12.00%
Effective annual interest rate		12.00%		13.00%
Conversion price to common shares | $ / shares		$ 0.05		$ 0.05
Remaining life (in months)	0 months	0 months	0 months	0 months
CDN denominated debentures with embedded derivatives [Member] | Maximum [Member]
Terms of Loan
Annual interest rate	24.00%	24.00%	24.00%	24.00%
Effective annual interest rate		1270.00%		645.00%
Conversion price to common shares | $ / shares		$ 0.14		$ 0.15
Remaining life (in months)	6 months	6 months	12 months	12 months